Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Assets Pledged as Collateral
8.	ASSETS PLEDGED AS COLLATERAL

	As of December 31,
	2016	2017	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$815,195	$818,195	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	251,231	246,008	Science Park Administration	Collateral for land lease
Refundable Deposits (Time deposit)	—	20,991	Science Park Administration	Collateral for dormitory lease
Refundable Deposits (Time deposit)	—	800	Science Park Administration	Industry-university cooperative research project performance guarantees
Refundable Deposits (Time deposit)	37,084	37,084	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	870	—	National Pingtung University of Science and Technology	Guarantee for engineering project
Refundable Deposits (Time deposit)	286	—	Bureau of Energy, Ministry of Economic Affairs	Energy resources guarantee
Buildings	138,063	6,083,976	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	234,499	32,428,768	Taiwan Cooperative Bank, Mega International Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Other noncurrent assets	—	323,001	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$1,477,228	$39,958,823